Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	INSPIRATO INCORPORATED
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001820566
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2